Petroleum and Natural Gas Sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 1,428,870	$ 1,099,867
Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	619,215	478,572
U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	809,655	621,295
Light Oil and Condensate
Disclosure of operating segments [line items]
Petroleum and natural gas sales	806,390	495,873
Light Oil and Condensate | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	169,335	23,876
Light Oil and Condensate | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	637,055	471,997
Heavy Oil Properties
Disclosure of operating segments [line items]
Petroleum and natural gas sales	411,794	414,902
Heavy Oil Properties | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	411,794	414,902
Heavy Oil Properties | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	0	0
NGL
Disclosure of operating segments [line items]
Petroleum and natural gas sales	111,539	86,898
NGL | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	14,531	10,664
NGL | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	97,008	76,234
Natural Gas Sales
Disclosure of operating segments [line items]
Petroleum and natural gas sales	99,147	102,194
Natural Gas Sales | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	23,555	29,130
Natural Gas Sales | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	75,592	73,064
Trade receivable, accrued petroleum and natural gas sales
Disclosure of operating segments [line items]
Included in accounts receivable	$ 77,400	$ 91,600